UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2005


Check here if Amendment (    ); Amendment Number: ______________

This Amendment  (Check only one.) :   (    )  is a restatement.
                                      (    )  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    TIFF Advisory Services, Inc.
         (formerly known as Foundation Advisers, Inc.)

Address: 590 Peter Jefferson Parkway, Suite 250

         Charlottesville, VA  22911

Form 13F File Number: 028-06313

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is it understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Tina M. Leiter

Title:   Chief Compliance Officer, TIFF Advisory Services, Inc.

Phone:   434-817-8200


Signature, Place, and Date of Signing:

/s/ Tina M. Leiter                     Charlottesville, VA        02/14/06
----------------------------           --------------------       --------
(Signature)                            (City, State)              (Date)

Report Type  (Check only one.):

(  X )    13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

(    )    13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported in this report and a portion are reported by other reporting manager(s).)

(    )    13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           4

Form 13F Information Table Value Total: $32,101,115


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file numbers (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report

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
ITEM 1:         ITEM 2:     ITEM 3:    ITEM 4:       ITEM 5:     ITEM 6:                       ITEM 7:  ITEM 8:
                                                                                                        VOTING AUTH.
NAME OF ISSUER   TITLE OF   CUSIP      FAIR MARKET   SHARES OR   (A)     INVESTMENT   (C)
                 CLASS                 VALUE         PRINCIPAL   SOLE    DISCRETION   SHARED            (A) SOLE   (B)      (C)
                                                      AMT.                (B)SHARED   OTHER    MANAGERS            SHARED   NONE
iShares Inc.     MSCI S.    464286772   3,568,800     80,000       X                                     80,000
                 Korea
iShares Trust    MSCI EAFE  464287465  14,359,590    241,500       X                                    241,500
                 Index
iShares Trust    MSCI       464287234  14,146,475    160,300       X                                    160,300
                 Emerging
Pacific Rim      Market
Mining Corp.     Common     694915208      26,250     35,000       X                                     35,000
                 Stock